EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 1, 2014 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2014, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolios managers for the AXA International Value Managed Volatility Portfolio (“Portfolio”) of the Trust.

Information Regarding

AXA International Value Managed Volatility Portfolio

Edward E. Wendell, Jr., Principal and Portfolio Manager of Northern Cross, LLC, no longer serves as a member of the team that manages the Portfolio.

References to Edward E. Wendell, Jr. in the “Who Manages the Portfolio – Adviser: Northern Cross, LLC – Portfolio Managers” section of the Prospectus hereby are deleted in their entirety.

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The section of the prospectus entitled: “Management of the Trust – The Advisers – Northern Cross, LLC” is revised as follows:

References to Edward E. Wendell, Jr. contained in the “Management of the Trust – The Advisers – Northern Cross, LLC” section of the Prospectus hereby are deleted in their entirety.

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References to Edward E. Wendell, Jr. contained in “Appendix C – Portfolio Manager Information-Northern Cross, LLC” section of the Statement of Additional Information with respect to the Portfolio hereby are deleted in their entirety.